Schedule of notes from shareholder current (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Debt Disclosure [Abstract]
Note from a shareholder			$ 2,850